REGULATORY CAPITAL (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Parent Company [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 38,480	$ 38,140
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	20,191	20,196
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 16,153	$ 16,157
Total Capital (to Risk-Weighted Assets) - Actual ratio	19.06%	18.88%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets)
Tier 1 Capital (to Risk-Weighted Assets) - Actual	$ 37,887	$ 37,469
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized	16,153	16,157
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 12,114	$ 12,118
Tier 1 Capital (to Risk-Weighted Assets) - Actual ratio	18.76%	18.55%
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier 1 Capital (to Average Total Assets)
Tier 1 Capital (to Average Total Assets) - Actual	$ 37,887	$ 37,469
Tier 1 Capital (to Average Total Assets) - To Be Well Capitalized	16,117	18,442
Tier 1 Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 12,942	$ 14,754
Tier 1 Capital (to Average Total Assets) - Actual ratio	11.71%	10.16%
Tier 1 Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier 1 Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Parent Company [Member] | Common Stock [Member]
Tier 1 Capital (to Risk-Weighted Assets)
Tier 1 Capital (to Risk-Weighted Assets) - Actual	$ 37,887	$ 37,469
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized	13,124	13,127
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 9,086	$ 9,088
Tier 1 Capital (to Risk-Weighted Assets) - Actual ratio	18.76%	18.55%
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 33,331	$ 33,179
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	19,837	20,085
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 15,870	$ 16,068
Total Capital (to Risk-Weighted Assets) - Actual ratio	16.80%	16.52%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets)
Tier 1 Capital (to Risk-Weighted Assets) - Actual	$ 32,738	$ 32,508
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,870	16,068
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,902	$ 12,051
Tier 1 Capital (to Risk-Weighted Assets) - Actual ratio	16.50%	16.19%
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier 1 Capital (to Average Total Assets)
Tier 1 Capital (to Average Total Assets) - Actual	$ 32,738	$ 32,508
Tier 1 Capital (to Average Total Assets) - To Be Well Capitalized	16,007	18,277
Tier 1 Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 12,805	$ 14,622
Tier 1 Capital (to Average Total Assets) - Actual ratio	10.23%	8.89%
Tier 1 Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier 1 Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member] | Common Stock [Member]
Tier 1 Capital (to Risk-Weighted Assets)
Tier 1 Capital (to Risk-Weighted Assets) - Actual	$ 32,738	$ 32,508
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized	12,894	13,055
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,927	$ 9,038
Tier 1 Capital (to Risk-Weighted Assets) - Actual ratio	16.50%	16.19%
Tier 1 Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier 1 Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%